Taxes - Schedule of Components of Deferred Tax (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Deferred tax assets:
Allowance for credit losses			$ 3,622	$ 4,203
Total deferred tax assets			3,622	4,203
Deferred tax liabilities:
Difference in tax depreciation for tax purpose			(3,622)	(7,825)
Total deferred tax liabilities			(3,622)	(7,825)
Deferred tax liabilities, net				$ (3,622)